Income taxes (Details 6)	12 Months Ended
Dec. 31, 2019
Switzerland
Tax years subject to examination	2015 - 2018
USA
Tax years subject to examination	2016 - 2018
France
Tax years subject to examination	2017 - 2019
Spain
Tax years subject to examination	2016 - 2019
Japan
Tax years subject to examination	2019
Taiwan
Tax years subject to examination	2018 - 2019
India
Tax years subject to examination	2018 - 2019
UK
Tax years subject to examination	2018 - 2019